Costs and expenses - Summary of Operating Costs And Expenses By Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Personnel	$ 125,976	$ 122,988	$ 109,368
IT Outsourcing, software, and hosting expenses	40,000	40,229	37,860
Marketing and events	4,351	8,720	8,649
Outsourced services	23,175	20,204	23,493
Traveling	6,153	4,223	2,224
Depreciation and amortization	5,018	4,616	4,072
Facilities	3,228	2,906	2,211
Expected credit losses	1,472	852	887
Others	6,746	2,801	2,938
Total	216,119	207,539	191,702
Cost of sales	60,949	52,832	49,592
General and administrative	33,673	28,348	31,889
Sales and marketing	59,461	67,798	63,521
Research and development	60,116	57,205	45,186
Other income (losses)	1,920	1,356	1,514
Total	216,119	207,539	191,702
Subscription cost [member]
Expenses by nature [abstract]
Cost of sales	45,420	41,408	38,380
Services cost [member]
Expenses by nature [abstract]
Cost of sales	$ 15,529	$ 11,424	$ 11,212